Equity method investments (Details)	6 Months Ended
Jun. 30, 2016
Steadman Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Ensenada Express
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	1-Jul-13
Marchant Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Padma
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	8-Jul-13
Horton Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Petalidi
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	26-Jun-13
Smales Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Elafonisos
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	6-Jun-13
Geyer Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Arkadia
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	18-May-15
Goodway Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Monemvasia
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	22-Sep-15
Kemp Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0113
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	6-Jun-13
Hyde Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0114
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	6-Jun-13
Skerrett Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0152
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	23-Dec-13
Ainsley Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0115
Participation percentage of Costamare Ventures	25.00%
Year of establishment or acquisition	25-Jun-13
Ambrose Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0116
Participation percentage of Costamare Ventures	25.00%
Year of establishment or acquisition	25-Jun-13
Benedict Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Triton
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	16-Oct-13
Bertrand Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Titan
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	16-Oct-13
Beardmore Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2123
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	23-Dec-13
Schofield Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2124
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	23-Dec-13
Fairbank Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2125
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	23-Dec-13
Platt Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull YZJ1206
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	18-May-15
Sykes Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull YZJ1207
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	18-May-15
Connell Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	n/a
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	18-Dec-13